ENTITY WIDE DISCLOSURES	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 7:-	ENTITY WIDE DISCLOSURES

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
	Unaudited

Customer A - sales of manufactured products	14.4%	20.2%	13.5%	17.9%
Customer B - Sales of manufactured products	11.0%	9.8%	11.9%	9.3%

b.	Revenues by geographic areas:

	Six months ended June 30,		Three months ended June 30,
	2023	2022	2023	2022
	Unaudited

Israel	11,548	10,808	6,332	5,314
North America	2,911	3,708	1,826	1,773
Netherlands	2,884	1,402	1,187	618
India	3,222	1,366	908	752
Others	1,948	1,560	790	632

	22,513	18,844	11,043	9,089